Credit risks and concentration	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Credit risks and concentration
3.	Credit risks and concentration

(a)	Credit risk

The Group’s credit risk arises from cash and cash equivalents, term deposits, short-term investments, as well as credit exposures to receivables due from its customers, related parties and other parties.

The Group believes that there is no significant credit risk associated with cash and cash equivalents and term deposits which were held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries are located.

The Group has no significant concentrations of credit risk with respect to its customers, except for the accounts receivable from the internet search companies as discussed below. The Group assesses the credit quality of and sets credit limits on its customers by taking into account their financial position, the availability of guarantees from third parties, their credit history and other factors such as current market conditions.

(b)	Major customers

There was no customer whose revenue represented over 10% of total revenues in 2015, 2016 and 2017.

There was no accounts receivable from any customer over 10% of total accounts receivable as of December 31, 2016 and 2017.

(c)	Foreign currency risk

The Group’s operating transactions are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance.